                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 6/30/01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/09/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $ 331620
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 6/30/01

-----------------------------------------------------------------------------------------------------------------------------
                           Column 1                   Column 2         Column 3      Column 4                   Column 5
-----------------------------------------------------------------------------------------------------------------------------
                           Name of                 Title of class       CUSIP          Value     Shrs or          SH/PRN

                            Issuer                                                   (x $1000)   prn amt
-----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp                Common Stock      459200101         $31,658    280,162          SH
-----------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                                 Common Stock      00184A105         $31,421    592,856          SH
-----------------------------------------------------------------------------------------------------------------------------
General Electric Co                                 Common Stock      369604103         $22,750    466,661          SH
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                                       Common Stock      172967101         $20,862    394,817          SH
-----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                                      Common Stock      594918104         $17,272    236,605          SH
-----------------------------------------------------------------------------------------------------------------------------
American Express Co                                 Common Stock      025816109         $16,256    418,975          SH
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                                Common Stock      46625H100         $12,450    279,149          SH
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                             Common Stock      38141G104         $10,618    123,750          SH
-----------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                                 Common Stock      78462F103          $8,484     69,200          SH
-----------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                          Common Stock      717081103          $7,926    197,910          SH
-----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                Common Stock      931142103          $7,666    157,100          SH
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company                Common Stock      617446448          $7,431    115,700          SH
-----------------------------------------------------------------------------------------------------------------------------
Intel Corp                                          Common Stock      458140100          $7,371    251,984          SH
-----------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc                               Common Stock      882508104          $7,264    230,600          SH
-----------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            Common Stock      110122108          $6,608    132,750          SH
-----------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                             Common Stock      084670108          $6,315         91          SH
-----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                   Common Stock      478160104          $5,754    115,070          SH
-----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International                  Common Stock      749121109          $5,254    164,864          SH
-----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                                    Common Stock      30231G102          $5,244    120,076          SH
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                              Common Stock      590188108          $5,218     88,071          SH
-----------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                                  Common Stock      247025109          $5,196    198,700          SH
-----------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                                      Common Stock      589331107          $4,720     73,860          SH
-----------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                ADR          654902204          $4,258    193,200          SH
-----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                                    Common Stock      806857108          $4,136     78,550          SH
-----------------------------------------------------------------------------------------------------------------------------
BP PLC                                                   ADR          055622104          $3,831     76,856          SH
-----------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                                        Common Stock      191216100          $3,456     76,806          SH
-----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp                                      Common Stock      079860102          $2,980     74,008          SH
-----------------------------------------------------------------------------------------------------------------------------
EMC Corp/Massachusetts                              Common Stock      268648102          $2,888     99,400          SH
-----------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                                      Common Stock      437076102          $2,537     54,500          SH
-----------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                           Common Stock      031162100          $2,524     41,600          SH
-----------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                                   Common Stock      17275R102          $2,483    136,430          SH
-----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                                  Common Stock      428236103          $2,294     80,212          SH
-----------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                                 Common Stock      742718109          $2,207     34,600          SH
-----------------------------------------------------------------------------------------------------------------------------
Chevron Corp                                        Common Stock      166751107          $2,167     23,950          SH
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc                        Common Stock      524908100          $2,029     26,092          SH
-----------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                                      Common Stock      532457108          $2,028     27,400          SH
-----------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc                         Common Stock      718154107          $1,852     36,500          SH
-----------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                             Common Stock      084670207          $1,796        781          SH
-----------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                         Common Stock      713448108          $1,587     35,900          SH
-----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd                              Common Stock      902124106          $1,499     27,500          SH
-----------------------------------------------------------------------------------------------------------------------------
American Home Products Corp                         Common Stock      026609107          $1,408     24,100          SH
-----------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                          Common Stock      92343V104          $1,396     26,097          SH
-----------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co                                    Common Stock      254687106          $1,339     46,350          SH
-----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp                            Common Stock      913017109          $1,319     18,000          SH
-----------------------------------------------------------------------------------------------------------------------------
American International Group                        Common Stock      026874107          $1,288     14,980          SH
-----------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Company            Common Stock      604059105          $1,198     10,500          SH
-----------------------------------------------------------------------------------------------------------------------------
Boeing Co                                           Common Stock      097023105          $1,140     20,500          SH
-----------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                                  Common Stock      68389X105          $1,067     56,148          SH
-----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                                        Common Stock      747525103          $1,058     18,100          SH
-----------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company                                Common Stock      260543103            $964     29,000          SH
-----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                                    Common Stock      264399106            $956     24,500          SH
-----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                 Common Stock      002824100            $906     18,870          SH
-----------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                              Common Stock      78387G103            $860     21,473          SH
-----------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                               Common Stock      866810104            $777     49,400          SH
-----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp                             Common Stock      032511107            $756     14,000          SH
-----------------------------------------------------------------------------------------------------------------------------
Applied Materials Inc.                              Common Stock      038222105            $741     15,100          SH
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                                    Common Stock      949746101            $724     15,600          SH
-----------------------------------------------------------------------------------------------------------------------------
AT&T Corp                                           Common Stock      001957109            $684     40,050          SH
-----------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                             Common Stock      209115104            $677     17,000          SH
-----------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc.                                   Common Stock      452907108            $578     27,000          SH
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                           Column 1                            Column 6                Column 8
----------------------------------------------------------------------------------------------------------
                           Name of             Put/Call       Investment           Voting authority
                                                                               ---------------------------
                            Issuer                            discretion        Sole     Shared    None
----------------------------------------------------------------------------------------------------------
International Business Machines Corp                             SOLE           280,162
----------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                                              SOLE           592,856
----------------------------------------------------------------------------------------------------------
General Electric Co                                              SOLE           466,661
----------------------------------------------------------------------------------------------------------
Citigroup Inc                                                    SOLE           394,817
----------------------------------------------------------------------------------------------------------
Microsoft Corp                                                   SOLE           236,605
----------------------------------------------------------------------------------------------------------
American Express Co                                              SOLE           418,975
----------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                                             SOLE           279,149
----------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                                          SOLE           123,750
-----------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                                              SOLE            69,200
----------------------------------------------------------------------------------------------------------
Pfizer Inc                                                       SOLE           197,910
----------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                             SOLE           157,100
----------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company                             SOLE           115,700
----------------------------------------------------------------------------------------------------------
Intel Corp                                                       SOLE           251,984
----------------------------------------------------------------------------------------------------------
Texas Instruments Inc                                            SOLE           230,600
----------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                         SOLE           132,750
----------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                          SOLE                91
----------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                SOLE           115,070
----------------------------------------------------------------------------------------------------------
Qwest Communications International                               SOLE           164,864
----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                                                 SOLE           120,076
----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                                           SOLE            88,071
----------------------------------------------------------------------------------------------------------
Dell Computer Corp                                               SOLE           198,700
----------------------------------------------------------------------------------------------------------
Merck & Co Inc                                                   SOLE            73,860
----------------------------------------------------------------------------------------------------------
Nokia OYJ                                                        SOLE           193,200
----------------------------------------------------------------------------------------------------------
Schlumberger Ltd                                                 SOLE            78,550
----------------------------------------------------------------------------------------------------------
BP PLC                                                           SOLE            76,856
----------------------------------------------------------------------------------------------------------
Coca-Cola Co                                                     SOLE            76,806
----------------------------------------------------------------------------------------------------------
BellSouth Corp                                                   SOLE            74,008
----------------------------------------------------------------------------------------------------------
EMC Corp/Massachusetts                                           SOLE            99,400
----------------------------------------------------------------------------------------------------------
Home Depot Inc                                                   SOLE            54,500
----------------------------------------------------------------------------------------------------------
Amgen Inc                                                        SOLE            41,600
----------------------------------------------------------------------------------------------------------
Cisco Systems Inc                                                SOLE           136,430
----------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                                               SOLE            80,212
----------------------------------------------------------------------------------------------------------
Procter & Gamble Co                                              SOLE            34,600
----------------------------------------------------------------------------------------------------------
Chevron Corp                                                     SOLE            23,950
----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc                                     SOLE            26,092
----------------------------------------------------------------------------------------------------------
Eli Lilly & Co                                                   SOLE            27,400
----------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc                                      SOLE            36,500
----------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                          SOLE               781
----------------------------------------------------------------------------------------------------------
Pepsico Inc                                                      SOLE            35,900
----------------------------------------------------------------------------------------------------------
Tyco International Ltd                                           SOLE            27,500
----------------------------------------------------------------------------------------------------------
American Home Products Corp                                      SOLE            24,100
----------------------------------------------------------------------------------------------------------
Verizon Communications Inc                                       SOLE            26,097
----------------------------------------------------------------------------------------------------------
Disney (Walt) Co                                                 SOLE            46,350
----------------------------------------------------------------------------------------------------------
United Technologies Corp                                         SOLE            18,000
----------------------------------------------------------------------------------------------------------
American International Group                                     SOLE            14,980
----------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Company                         SOLE            10,500
----------------------------------------------------------------------------------------------------------
Boeing Co                                                        SOLE            20,500
----------------------------------------------------------------------------------------------------------
Oracle Corporation                                               SOLE            56,148
----------------------------------------------------------------------------------------------------------
Qualcomm Inc                                                     SOLE            18,100
----------------------------------------------------------------------------------------------------------
Dow Chemical Company                                             SOLE            29,000
----------------------------------------------------------------------------------------------------------
Duke Energy Corp                                                 SOLE            24,500
----------------------------------------------------------------------------------------------------------
Abbott Laboratories                                              SOLE            18,870
----------------------------------------------------------------------------------------------------------
SBC Communications Inc                                           SOLE            21,473
----------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                                            SOLE            49,400
----------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp                                          SOLE            14,000
----------------------------------------------------------------------------------------------------------
Applied Materials Inc.                                           SOLE            15,100
----------------------------------------------------------------------------------------------------------
Wells Fargo & Co                                                 SOLE            15,600
----------------------------------------------------------------------------------------------------------
AT&T Corp                                                        SOLE            40,050
----------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                                          SOLE            17,000
----------------------------------------------------------------------------------------------------------
Immunomedics Inc.                                                SOLE            27,000
----------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 6/30/01

-----------------------------------------------------------------------------------------------------------------------------
                           Column 1                   Column 2         Column 3      Column 4                   Column 5
-----------------------------------------------------------------------------------------------------------------------------
                           Name of                 Title of class       CUSIP          Value     Shrs or          SH/PRN

                            Issuer                                                   (x $1000)   prn amt
-----------------------------------------------------------------------------------------------------------------------------
McDonald's Corp                                   Common Stock      580135101            $575     21,250          SH
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co                                     Common Stock      345370860            $565     23,000          SH
----------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                      Common Stock      786514208            $504     10,500          SH
----------------------------------------------------------------------------------------------------------------------------
Cigna Corp                                        Common Stock      125509109            $479      5,000          SH
----------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp                               Common Stock      808513105            $452     29,550          SH
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                       Common Stock      313400301            $441      6,300          SH
----------------------------------------------------------------------------------------------------------------------------
Sony Corp                                              ADR          835699307            $401      6,100          SH
----------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                                         Common Stock      013817101            $394     10,000          SH
----------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                   Common Stock      055482103            $366     12,900          SH
----------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co                             Common Stock      718507106            $342      6,000          SH
----------------------------------------------------------------------------------------------------------------------------
Gillette Company                                  Common Stock      375766102            $341     11,750          SH
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                        Common Stock      313586109            $341      4,000          SH
----------------------------------------------------------------------------------------------------------------------------
Apache Corp                                       Common Stock      037411105            $330      6,500          SH
----------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                     Common Stock      886547108            $330      9,100          SH
----------------------------------------------------------------------------------------------------------------------------
Teradyne Inc.                                     Common Stock      880770102            $314      9,500          SH
----------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp                      Common Stock      285661104            $313      5,000          SH
----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd                                        Common Stock       2256908             $296      5,500          SH
----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp                          Common Stock      12686C109            $293      5,000          SH
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp                             Common Stock      58551A108            $285      6,200          SH
----------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                    Common Stock      294741103            $285      9,000          SH
----------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                                    Common Stock      584699102            $283      6,000          SH
----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                       Common Stock      208464107            $273     20,000          SH
----------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                         Common Stock      589405109            $270      4,500          SH
----------------------------------------------------------------------------------------------------------------------------
EL Paso Corp                                      Common Stock      28336L109            $263      5,000          SH
----------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp                              Common Stock      204493100            $251     16,200          SH
----------------------------------------------------------------------------------------------------------------------------
Dynegy Inc                                        Common Stock      26816Q101            $233      5,000          SH
----------------------------------------------------------------------------------------------------------------------------
UST Inc.                                          Common Stock      902911106            $231      8,000          SH
----------------------------------------------------------------------------------------------------------------------------
Household International Inc.                      Common Stock      441815107            $220      3,300          SH
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                              Common Stock      656568102            $218     24,000          SH
----------------------------------------------------------------------------------------------------------------------------
Peoples Bank Bridgeport                           Common Stock      710198102            $216      9,250          SH
----------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.                         Common Stock      00846U101            $212      6,533          SH
----------------------------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                                 Common Stock      69344F106            $202      6,500          SH
----------------------------------------------------------------------------------------------------------------------------
VelocityHSI Inc                                   Common Stock      92257K102              $1     24,300          SH
----------------------------------------------------------------------------------------------------------------------------
SAN Juan Basin Royalty TR                         Royalty Trust     798241105            $170     13,400          SH
----------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                                 Common Stock      46612J101            $168     13,400          SH
----------------------------------------------------------------------------------------------------------------------------
Palm Inc                                          Common Stock      696642107             $76     12,500          SH
----------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                        ADR          294821400             $54     10,000          SH
----------------------------------------------------------------------------------------------------------------------------
Xcelera Inc                                       Common Stock       2778208              $41     10,000          SH
----------------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                        Common Stock      640505103             $20     10,000          SH
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                           Column 1                            Column 6                Column 8
----------------------------------------------------------------------------------------------------------
                           Name of             Put/Call       Investment           Voting authority
                                                                               ---------------------------
                            Issuer                            discretion        Sole     Shared    None
----------------------------------------------------------------------------------------------------------
McDonald's Corp                                                  SOLE            21,250
----------------------------------------------------------------------------------------------------------
Ford Motor Co                                                    SOLE            23,000
----------------------------------------------------------------------------------------------------------
Safeway Inc.                                                     SOLE            10,500
----------------------------------------------------------------------------------------------------------
Cigna Corp                                                       SOLE             5,000
----------------------------------------------------------------------------------------------------------
Charles Schwab Corp                                              SOLE            29,550
----------------------------------------------------------------------------------------------------------
Freddie Mac                                                      SOLE             6,300
----------------------------------------------------------------------------------------------------------
Sony Corp                                                        SOLE             6,100
----------------------------------------------------------------------------------------------------------
Alcoa Inc                                                        SOLE            10,000
----------------------------------------------------------------------------------------------------------
BJ Services Co.                                                  SOLE            12,900
----------------------------------------------------------------------------------------------------------
Phillips Petroleum Co                                            SOLE             6,000
----------------------------------------------------------------------------------------------------------
Gillette Company                                                 SOLE            11,750
----------------------------------------------------------------------------------------------------------
Fannie Mae                                                       SOLE             4,000
----------------------------------------------------------------------------------------------------------
Apache Corp                                                      SOLE             6,500
----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                    SOLE             9,100
----------------------------------------------------------------------------------------------------------
Teradyne Inc.                                                    SOLE             9,500
----------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp                                     SOLE             5,000
----------------------------------------------------------------------------------------------------------
Amdocs Ltd                                                       SOLE             5,500
----------------------------------------------------------------------------------------------------------
Cablevision Systems Corp                                         SOLE             5,000
----------------------------------------------------------------------------------------------------------
Mellon Financial Corp                                            SOLE             6,200
----------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                   SOLE             9,000
----------------------------------------------------------------------------------------------------------
Medimmune Inc.                                                   SOLE             6,000
----------------------------------------------------------------------------------------------------------
Conseco Inc                                                      SOLE            20,000
----------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                        SOLE             4,500
----------------------------------------------------------------------------------------------------------
EL Paso Corp                                                     SOLE             5,000
----------------------------------------------------------------------------------------------------------
Compaq Computer Corp                                             SOLE            16,200
----------------------------------------------------------------------------------------------------------
Dynegy Inc                                                       SOLE             5,000
----------------------------------------------------------------------------------------------------------
UST Inc.                                                         SOLE             8,000
----------------------------------------------------------------------------------------------------------
Household International Inc.                                     SOLE             3,300
----------------------------------------------------------------------------------------------------------
Nortel Networks Corp                                             SOLE            24,000
----------------------------------------------------------------------------------------------------------
Peoples Bank Bridgeport                                          SOLE             9,250
----------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.                                        SOLE             6,533
----------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                                                SOLE             6,500
----------------------------------------------------------------------------------------------------------
VelocityHSI Inc                                                  SOLE            24,300
----------------------------------------------------------------------------------------------------------
SAN Juan Basin Royalty TR                                        SOLE            13,400
----------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                                                SOLE            13,400
----------------------------------------------------------------------------------------------------------
Palm Inc                                                         SOLE            12,500
----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                                  SOLE            10,000
----------------------------------------------------------------------------------------------------------
Xcelera Inc                                                      SOLE            10,000
----------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                                       SOLE            10,000
----------------------------------------------------------------------------------------------------------